Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common shares, authorized (in shares)	110,000,000	110,000,000
Common shares, par value (in euro per share)	€ 0.04	€ 0.04
Common shares, issued (in shares)	63,095,986	55,377,020
Common shares, outstanding (in shares)	63,095,986	55,377,020
Preferred shares, authorized (in shares)	118,000	118,000
Preferred shares, par value (in euro per share)	€ 40	€ 40
Preferred shares, issued (in shares)	0	0
Financing Preferred [Member]
Financing preferred shares, authorized (in shares)	8,000	8,000
Financing preferred shares, par value (in euro per share)	€ 40	€ 40
Financing preferred shares, issued (in shares)	0	0